SCHEDULE OF FUTURE MINIMUM PAYMENTS OF CORPORATE BONDS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
2025	¥ 4,707,174
2026	8,261,034
2027	3,615,771
2028	1,276,923
2029	2,473,640
Thereafter	5,553,377
Total	25,887,919	¥ 21,551,158
Corporate Debt [Member]
Debt Instrument [Line Items]
2025	60,000
2026	60,000
2027	10,000
2028	10,000
2029	5,000
Thereafter
Total	¥ 145,000